Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000130309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,076,291	$ 1,367,281	$ 1,283,904	$ 1,740,714	$ 2,165,522	$ 2,758,667	$ 2,270,377	$ 2,764,507	$ 3,116,741	$ 3,443,900
C000173298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,732	13,619	12,780	17,316	21,523	27,407	22,537	27,425	30,897	34,121
C000000012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,723	13,580	12,714	17,181	21,306	27,064	22,209	26,962	30,310	33,389
Standard And Poor s 500 C000130309 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,119,400	1,363,653.08	1,303,925.08	1,714,139.91	2,029,541.65	2,612,020.1	2,139,244.46	2,701,223.98	3,377,070.22	3,980,199.67
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,194	$ 13,637	$ 13,039	$ 17,141	$ 20,295	$ 26,120	$ 21,392	$ 27,012	$ 33,771	$ 39,802